Revenue and Construction Contracts	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Revenue and Construction Contracts
4)	REVENUE AND CONSTRUCTION CONTRACTS
CEMEX’s revenues are mainly originated from the sale and distribution of cement, ready-mix
concrete, aggregates and other construction materials and services. CEMEX grants credit for terms ranging from 15 to 90 days depending on the type and risk of each customer. For the years ended December 31, 2020, 2019 and 2018, revenue is as follows:

		2020	2019	2018
From the sale of goods associated to CEMEX’s main activities 1	$	12,485	12,605	13,018
From the sale of services 2		145	147	159
From the sale of other goods and services 3		340	378	354

	$	12,970	13,130	13,531

1	Includes in each period revenue generated under construction contracts that are presented in the table below.
2	Refers mainly to revenue generated by Neoris N.V. and its subsidiaries, involved in providing information technology solutions and services.
3	Refers mainly to revenues generated by subsidiaries not individually significant operating in different lines of business.
Information of revenues by reportable segment and line of business for the years 2020, 2019 and 2018 is presented in note 5.3

As of December 31, 2020 and 2019, amounts receivable for progress billings to and advances received from customers of construction contracts were not significant. For 2020, 2019 and 2018, revenues and costs related to construction contracts in progress were as follows:

		Accrued 1	2020	2019	2018
Revenue from construction contracts included in consolidated revenues 2	$	112	101	79	72
Costs incurred in construction contracts included in consolidated cost of sales 3		(111)	(101)	(79)	(68)

Construction contracts gross operating profit	$	1	—	—	4

1	Revenues and costs recognized from inception of the contracts until December 31, 2020 in connection with those projects still in progress.
2	Revenues from construction contracts during 2020, 2019 and 2018, were mainly obtained in Mexico and Colombia.
3	Refers to actual costs incurred during the periods.
Under IFRS 15, certain promotions and/or discounts and rebates offered as part of the sale transaction, result in a portion of the transaction price should be allocated to such commercial incentives as separate performance obligations, recognized as contract liabilities with customers, and deferred to the income statement during the period in which the incentive is exercised by the customer or until it expires. For the years ended December 31, 2020, 2019 and 2018 changes in the balance of contract liabilities with customers are as follows:

		2020	2019	2018
Opening balance of contract liabilities with customers	$	225	234	237
Increase during the period for new transactions		1,536	1,931	1,763
Decrease during the period for exercise or expiration of incentives		(1,561)	(1,946)	(1,762)
Currency translation effects		1	6	(4)

Closing balance of contract liabilities with customers	$	201	225	234

For the years 2020, 2019 and 2018, CEMEX did not identify any costs required to be capitalized as contract fulfilment assets and released over the contract life according to IFRS 15,
Revenues from contracts with customers
.